1933 Act File No. 333-83397
                                                     1940 Act File No. 811-09481


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....

Pre-Effective Amendment No.       ..........................

Post-Effective Amendment No.  10  ..........................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 11  ..........................................        X

                               HUNTINGTON VA FUNDS

               (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7010
                    (Address of Principal Executive Offices)

                                 1-800-544-8347
                         (Registrant's Telephone Number)

                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287
                     (Name and address of agent for service)
                (Notices should be sent to the Agent for Service)

                                   Copies to:
                             Alyssa Albertelli, Esq.
                                  Ropes & Gray
                               One Franklin Square
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005

It is proposed that this filing will become effective:

 X immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i) on _________________ pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.












                               HUNTINGTON VA FUNDS

                                  Equity Funds
                       Huntington VA Dividend Capture Fund
                            Huntington VA Growth Fund
                        Huntington VA Income Equity Fund
                     Huntington VA International Equity Fund
                          Huntington VA Macro 100 Fund
                       Huntington VA Mid Corp America Fund
                         Huntington VA New Economy Fund
     Huntington VA Rotating Markets Fund Huntington VA Situs Small Cap Fund

                                   Income Fund
                     Huntington VA Mortgage Securities Fund

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") contains information which may be of interest to investors in the Huntington VA Funds but which is not included in the Prospectus. This SAI is not a Prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus for the Huntington VA Funds dated May 1, 2004. This SAI should be read together with the Prospectus. The SAI incorporates by reference the Funds' Annual Report. Investors may obtain a free copy of a Prospectus or Annual Report by calling the Huntington VA Funds at 800-253-0412. Capitalized terms used but not defined in this SAI have the same meaning as set forth in the Prospectus.

                               May 1, 2004







?
                            TABLE OF CONTENTS


Definitions..................................................................4
HOW ARE THE FUNDS ORGANIZED?.................................................5
SECURITIES IN WHICH THE FUNDS INVEST.........................................6
INVESTMENT PRACTICES........................................................10
Adjustable Rate Notes
American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary
Receipts ("GDRs")...........................................................10
Asset-backed Securities (Non-mortgage)......................................10
Common Stock................................................................11
Convertible Securities......................................................11
Corporate Debt (Including Bonds, Notes and Debentures)......................11
Credit-Enhanced Securities..................................................11
Defensive Investments.......................................................11
Equity Securities...........................................................12
Fixed Income Securities.....................................................12
Foreign Currency Options....................................................12
Foreign Currency Transactions...............................................13
Forward Foreign Currency and Foreign Currency Futures Contracts.............13
Foreign Securities..........................................................14
Futures Contracts and Options on Futures Contracts..........................15
Index-Based Investments.....................................................17
Index Futures Contracts and Options on Index Futures Contracts..............17
Interests in Other Business Organizations...................................18
Money Market Instruments....................................................19
Bank Obligations............................................................19
Variable Rate Demand Notes..................................................19
Money Market Mutual Funds...................................................20
Mortgage Dollar Roll Transactions...........................................20
Mortgage-related Securities.................................................20
Mortgage Pass-through Securities............................................21
Adjustable Rate Mortgage Securities.........................................21
Derivative Mortgage Securities..............................................22
Options.....................................................................23
Preferred Stock.............................................................25
Real Estate Investment Trusts...............................................25
Repurchase Agreements.......................................................25
Restricted and Illiquid Securities..........................................26
Reverse Repurchase Agreements...............................................26
Securities Lending..........................................................26
Small Cap/Special Equity Situation Securities...............................27
U.S. Government Securities..................................................27
Warrants....................................................................28
When-issued and Delayed Delivery Transactions...............................28
Zero-Coupon Securities......................................................28
INVESTMENT RISKS............................................................29
Credit (or Default) Risk....................................................29
Currency Risk...............................................................29
Equity Risk.................................................................29
Extension Risk..............................................................30
Foreign Custodial Services and Related Investment Costs.....................30
Foreign Investment Risk.....................................................30
Interest Rate Risk..........................................................30
Investment Style Risk.......................................................30
Leverage Risk...............................................................31
Liquidity Risk..............................................................31
Market Risk.................................................................31
Prepayment Risk.............................................................31
Security-Specific Risk......................................................31
INVESTMENT RESTRICTIONS.....................................................32
PORTFOLIO TURNOVER..........................................................36
VALUATION...................................................................36
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS..............................37
FEES PAID BY THE FUNDS FOR SERVICES.........................................67
PRINCIPAL HOLDERS OF SECURITIES.............................................68
SHAREHOLDER RIGHTS..........................................................69
ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS..............69
TAXES ......................................................................70
DIVIDENDS AND DISTRIBUTIONS.................................................72
PERFORMANCE INFORMATION.....................................................72
FINANCIAL STATEMENTS........................................................73
INVESTMENT RATINGS..........................................................73
ADDRESSES...................................................................77


                                   Definitions

For convenience, we will use the following terms throughout this SAI.

"Advisor"            --  Huntington   Investment   Advisors,   Inc.,  the
                         Funds' investment advisor.

"Edgewood"           --  Edgewood    Services,    Inc.,    the    Trust's
                         distributor.

"Federated"          --  Federated   Services   Company,    the   Trust's
                         administrator.

"Funds"              --  Each of the separate  investment  portfolios  of
                         the Trust.

"Huntington Bank"    --  The     Huntington     National     Bank,    the
                         sub-administrator of the Funds.

"Independent Trustees"-- Trustees  who are not  "interested  persons"  of the Trust, as defined in the 1940 Act.

"1940 Act"           --  The Investment Company Act of 1940, as amended.

"NRSRO"              --  Nationally   Recognized    Statistical   Ratings
                         Organization such as Moody's Investors  Service,
                         Inc. (Moody's) or Standard and Poor's (S&P).

"Sub-Advisor"        --  Laffer  Investments,  Inc.,  the  Huntington  VA
                         Macro 100 Fund's sub-advisor.

"Prospectus"         --  The Prospectus of the Funds.

"Trust"              --  The Huntington VA Funds.


                          HOW ARE THE FUNDS ORGANIZED?

The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on June 30, 1999. The Trust consists of 10 separate Funds with separate investment objectives and policies established exclusively as investment vehicles for separate accounts offered by participating insurance companies. Each of these Funds is diversified. Effective May 1, 2003, the Huntington VA Rotating Index Fund changed its name to the Huntington VA Rotating Markets Fund in connection with changes to its investment objective and policies, as described in its proxy statement and acted on at a special shareholder meeting held on April 17, 2003. The changes allow the Fund to rotate investments among stocks comprising equity market segments rather than indices.

Much of the information contained in this SAI expands upon subjects discussed in the Funds' Prospectus. No investment in units of beneficial interest ("Shares") of a Fund should be made without first reading the Funds' Prospectus.



                   SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.

-------------------------------------------------------------------------------------------
                            VA Dividend   VA Growth    VA Income   VA Rotating  VA Mid
                           Capture Fund      Fund     Equity Fund  Markets Fund Corp
                                                                                America
                                                                                Fund
                                                                                -----------
--------------------------------------------------------------------------------
Equity Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Common Stocks                  P            P            P            P           P
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Preferred Stocks               P            P            P            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Real Estate Investment         P            A            A            A           A
  Trusts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Warrants                       A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Interests in Other             A            A            N            N           A
  Business Organizations
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Fixed Income Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Treasury Receipts              A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  U.S. Treasury                  A            A            A            A           A
  Obligations
------------------------------------------------------             ------------------------
-------------------------------------------------------------------------------------------
  U.S. Government
  Agency Securities              A            A            A            A           A
------------------------------------------------------             ------------------------
-------------------------------------------------------------------------------------------
  Bonds                          A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Certificates of Deposit        A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Corporate Debt                 A            A            A            A           A
  Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Commercial Paper               A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Demand Notes                   A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Mortgage Backed                A            A            A            A           A
  Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Asset Backed Securities        N            N            N            N           N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Zero Coupon Securities         A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Bankers' Acceptances           A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Investment Grade               A            A            A            A           A
  Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
   Convertible Securities        A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Tax Exempt Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  General Obligation Bonds       N            N            A            N           N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Special Revenue Bonds          N            N            A            N           N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Tax Exempt Commercial          N            N            A            N           N
  Paper
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Tax Increment                  N            N            A            N           N
  Financing   Bonds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Municipal Notes                N            N            A            N           N
-------------------------------------------------------------------------------------------
  Variable Rate                  A            A            A            A           A
  Instruments
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Municipal Leases               N            N            A            N           N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Foreign Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  American Depository            A            A            A            A           A
  Receipts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  European Depository            N            N            N            A           N
  Receipts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Global Depository              N            N            N            A           N
  Receipts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Foreign Forward
  Currency Contracts             A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Foreign Exchange               N            N            N            A           N
  Contracts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Obligations of
  Supranational                  N            N            N            A           N
  Agencies
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                              VA New          VA        VA Macro     VA Situs   VA
                           Economy Fund  International  100 Fund    Small Cap   Mortgage
                                         Equity Fund                   Fund     Securities
                                                                                   Fund
-------------------------------------------------------------------------------------------
Equity Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Common Stocks              P             P            P              P          A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Preferred Stocks           A             P            P              A          N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Real Estate Investment     A             A            A              P          A
  Trusts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Warrants                   A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Interests in Other         A             A            A            A            N
  Business Organizations
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Fixed Income Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Treasury Receipts          A             A            A            A            N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  U.S. Treasury              A             A            A            A            A
  Obligations
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  U.S. Government              A             A            A            A            A
  Agency Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Bonds                      A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Certificates of Deposit    A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Corporate Debt             A             A            A            A            A
  Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Commercial Paper           A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Demand Notes               A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Taxable Municipal          N             N            N            N            A
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Mortgage Backed            A             A            A            A            P
  Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Mortgage Dollar Rolls      N             N            N            N            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Asset Backed Securities    A             N            N            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Zero Coupon Securities     A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Bankers' Acceptances       A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Credit Enhancement         N             N            N            N            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Investment Grade           A             A            A            A            A
  Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
   Convertible Securities      A            A             A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Tax Exempt Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  General Obligation Bonds   N             N            N            N            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Special Revenue Bonds      N             N            N            N            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Tax Exempt Commercial      N             N            N            N            A
  Paper
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Tax Increment Financing    N             N            N            N            A
  Bonds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Municipal Notes            N             N            N            N            A
-------------------------------------------------------------------------------------------
  Variable Rate              A             A            A            A            A
  Instruments
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Municipal Leases           N             N            N            N            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Foreign Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  American Depository        A             A            A            A            N
  Receipts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  European Depository        A             A            N            A            N
  Receipts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Global Depository          A             A            N            A            N
  Receipts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Foreign Forward                            A            A            A            N
  Currency Contracts         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Foreign Exchange           N             A            N            A            N
  Contracts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Obligations of               N             A            N            A            N
  Supranational
  Agencies
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                            VA Dividend   VA Growth    VA Income   VA Rotating  VA Mid
                           Capture Fund      Fund     Equity Fund  Markets Fund Corp
                                                                                America
                                                                                   Fund
                                                                                -----------
-------------------------------------------------------------------------------------------
Derivative Contracts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Call and Put Options           A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Futures Contracts              A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Options                        A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Options on Currencies          A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Special Transactions
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Repurchase Agreements          A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Reverse Repurchase             A            A            A            A           A
  Agreements
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Delayed Delivery               A            A            A            A           A
  Transactions
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Securities Lending             A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Illiquid Securities            A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Restricted Securities          A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Time Deposits                  A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Unit Investment Trusts         A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  When-Issued Securities         A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Yankee Bonds                   A            A            A            A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Index-Based Securities         A            A            A            P           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Investment Company               A            A            A            A           A
Securities
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                              VA New          VA        VA Macro     VA Situs   VA
                           Economy Fund  International  100 Fund    Small Cap   Mortgage
                                         Equity Fund                   Fund     Securities
                                                                                   Fund
-------------------------------------------------------------------------------------------
Derivative Contracts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Call and Put Options       A             A            A            A            N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Futures Contracts          A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Options                    A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Options on Currencies      A             A            A            A            N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Special Transactions
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Repurchase Agreements      A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Reverse Repurchase         A             A            A            A            A
  Agreements
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Delayed Delivery           A             A            A            A            A
  Transactions
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Securities Lending         A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Illiquid Securities        A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Restricted Securities      A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Time Deposits              A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Unit Investment Trusts     A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  When-Issued Securities     A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Yankee Bonds               A             A            A            A            N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Index-Based Securities     A             A            A            A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Investment Company             A             A            A            A            A
Securities
-------------------------------------------------------------------------------------------


                          INVESTMENT PRACTICES

The Prospectus discusses the principal investment strategies of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, as noted in the preceding tables, including those which are not part of a Fund's principal investment strategy.

Adjustable Rate Notes

 The categories of Fixed Income Securities and Tax Exempt Securities may include "adjustable rate notes," which include variable rate notes and floating rate notes. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.


American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in
non-U.S.   securities   markets.   ADRs,  EDRs,  CDRs  and  GDRs  may  be
available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.


Asset-backed Securities (Non-mortgage)

Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Common Stock

Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

Convertible Securities

Convertible  securities  include  fixed  income  securities  that  may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)

Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more nationally recognized statistical rating organizations. See the Appendix to this SAI for a description of these ratings.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking
(senior)  debt  securities  have a higher  priority  than  lower  ranking
(subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Credit-Enhanced Securities

Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, the Advisor evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. Credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

Defensive Investments

At times the Advisor may determine that conditions in securities markets may make pursuing a Fund's principal investment strategies inconsistent with the best interests of the Fund's shareholders. At such times, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these temporary "defensive" strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which the Advisor considers to be of comparable quality to the acceptable investments of the Fund and other investments which the Advisor considers consistent with such strategies.

Equity Securities

Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Advisor believes have common stock characteristics, such as rights and warrants.

Fixed Income Securities

Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

Foreign Currency Options (also see "Options")

Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called "OTC options"), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases  and sales of options may be used to increase  current  return.
They  are  also  used  in  connection  with  hedging  transactions.   See
"Foreign Currency Transactions."

Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets. Options contracts are valued at the last quoted bid price as reported on the primary exchange or board of trade on which such options are traded.



Foreign Currency Transactions

Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see "Forward Foreign Currency and Foreign Currency Futures Contracts"), and purchasing and selling options on foreign currencies (see "Foreign Currency Options"). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging."

Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to "lock in" the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency and Foreign Currency Futures Contracts

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange.

Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging." See "Foreign Currency Transactions."

Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

Foreign Securities (including Emerging Markets)

Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and
investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Investment in foreign securities is subject to a number of special risks.

Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

There  may  be  less  information  publicly  available  about  a  foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

Futures Contracts and Options on Futures Contracts

A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a "long" position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a "short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Advisor expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by a Fund of futures contracts on debt securities is subject to the Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may  purchase  and  write  put and call  options  on debt  futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions.
First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction over a very short time period.

Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Index-Based Investments

Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), World Equity Benchmark Shares ("WEBS"), and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities (Index Securities) of the applicable index (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit (Balancing Amount) designed to equalize the NAV of the Index and the NAV of a Portfolio Deposit.

Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

Index Futures Contracts and Options on Index Futures Contracts

A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index ("S&P 100") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange ("NYSE"). The S&P 100 assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 at a specified future date at a contract price of $180 and the S&P 100 is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund's securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier." A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

Interests in Other Business Organizations

The VA Growth Fund, VA Dividend Capture Fund, VA International Equity Fund, VA Mid Corp America Fund, Huntington VA New Economy Fund, VA Situs Small Cap Fund and VA Macro 100 Fund may invest in entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States which may issue securities comparable to common or preferred stock.



Money Market Instruments

Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

       Commercial Paper and Variable Amount Master Demand Notes

       Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including
       Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

       Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

       Bank Obligations

       Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, time deposits and similar securities.

       Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

       Certificates   of  deposit  and  time  deposits   represent  funds
       deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

       Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or
       (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

       Variable Rate Demand Notes

       Variable  rate  demand  notes  ("VRDNs")  are  unsecured,   direct
       lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

       VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days' notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

       Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

Other instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on heir last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including Treasury Receipts, Treasury Income Growth Receipts and Certificates of Accrual on Treasuries; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

Money Market Mutual Funds

Except under limited circumstances or pursuant to an exemptive relief from the Securities and Exchange Commission ("SEC"), a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one mutual fund, or own more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly.
Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Funds, may invest up to 25% of their respective total assets in Interfund Shares of the Huntington Money Market Fund subject to Subchapter M and insurance diversification rules described under "Taxes" section below.

Mortgage Dollar Roll Transactions

A dollar roll transaction is a transactions through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value ("NAV") if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

Mortgage-related Securities

Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home
Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether
resulting   from  changes  in  interest   rates  or  prepayments  in  the
underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

      Mortgage Pass-through Securities

       Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

       Adjustable Rate Mortgage Securities

       Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

       ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals  or  over  the  life of the  loan.  To the  extent  that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by
       FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

       Derivative Mortgage Securities

       Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as "CMOs."
       Payments  of  principal  and  interest  on  underlying  collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

       In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

       The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

       An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR ("London Inter-Bank Offered Rate") or COFI ("Cost of Funds Index"). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates.

       Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

       The VA Mortgage Securities Fund will invest only in CMOs which are issued by agencies or instrumentalities of the U.S.
       Government or CMOs issued by private organizations which are rated AAA by an NRSRO.

       Stripped mortgage-backed securities ("SMBSs") may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, the Advisor intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund's portfolio, while continuing to pursue current income.

Options

A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

The premium received from writing a put or call option, increases a Fund's return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option's exercise price regardless of any decline in the underlying security's market price.
By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.


A Fund may write or purchase put and call options. All call options written must be covered.

The successful use of options depends on the ability of the Advisor to forecast interest rate and market movements. For example, if a Fund were to write a call option based on the Advisor's expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor's expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

The Funds generally expect that their options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the OTC markets. A Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Advisor, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Preferred Stock

Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

Real Estate Investment Trusts ("REITs")

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value.
Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code ("Code"). Such tax requirements limit a REITs' ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in
response  to  many  factors,   including  local,  regional  and  national
economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Repurchase Agreements

Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the
Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Restricted and Illiquid Securities

Restricted   securities   are  any   securities   which  are  subject  to
restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust may treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

Illiquid   securities   include   restricted    securities,    repurchase
agreements providing for settlement on more than seven days' notice and OTC options.

Reverse Repurchase Agreements

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Securities Lending

In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. As a matter of fundamental policy, the aggregate value of all securities loaned by each of the VA Growth Fund and VA Income Equity Fund may not exceed 20% of a Fund's total assets and the loan must be collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. As a matter of non-fundamental policy, the VA Dividend Capture Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may each lend portfolio securities in an amount representing up to 33 1/3% of the value of their total assets and the loan must be collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.

While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Small Cap/Special Equity Situation Securities

Certain  Funds  may  invest  in the  securities  of small  capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

U.S. Government Securities

United  States  Government  securities  are  securities  that are  either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such obligations are only supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity ("GSE") acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. Government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. Government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

GSE securities not backed by the full faith and credit of the U.S. Government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home
Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

Other GSE securities are not backed by the full faith and credit of the U.S. Government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Warrants

Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

When-issued and Delayed Delivery Transactions

When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. The Advisor may choose to dispose of a commitment prior to settlement.

The Funds may invest up to 25% of their total assets in securities purchased on a when-issued or delayed delivery basis, except the VA International Equity Fund and VA Macro 100 Fund, which have no such restriction on total assets. However, none of the Funds intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Zero-coupon Securities

Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities  usually  trade  at a deep  discount  from  their  face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the NAV of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including TIGRS and CATS. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S.
Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately.
Typically,  the  coupons  are  sold  separately  or  grouped  with  other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

                            INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

Credit (or Default) Risk

To the extent that a Fund invests in corporate debt, U.S. Government securities, mortgage-related securities or other fixed income
securities,   it  is  subject  to  the  risk  that  an  issuer  of  those securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Credit risk includes "counterparty risk," -- the risk that the other party to a transaction will not fulfill its contractual obligation. This risk applies, for example, to repurchase agreements into which a Fund may enter. Securities rated below investment grade are particularly subject to credit risk.

Currency Risk

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.


Derivative Contracts Risk

The use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which a Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this Prospectus, such as interest rate, credit, liquidity and leverage risks.

Equity Risk

Equity risk is the risk that stock prices will fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in prices occur in response to reports of a company's earnings, economic statistics or other factors which affect an issuer's profitability.

To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those associated with investment in larger, more established companies. Small companies tend to have limited product lines, markets or financial resources, and may be dependent on a small management group. Small company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities.

Extension Risk

Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.


Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk

The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.


Leverage Risk

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Liquidity Risk

Certain securities may be difficult or impossible to sell at the time and price that a Fund would like. A Fund may have to accept a lower price, sell other securities or forego an investment opportunity, and this could have a negative effect on performance. This risk applies to restricted securities, Rule 144A Securities certain over-the-counter options, securities not traded in the U.S. markets and other securities that may trade in U.S. markets but are not registered under the federal securities laws.

Market Risk

Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Prepayment & Call Risk

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Security-Specific Risk

Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

                         INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund.

The VA Growth Fund and the VA Income Equity Fund may not:

       (1) Invest more than 5% of the value of its total assets in the securities of any one issuer (this limitation does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or to repurchase agreements secured by such obligations).

       (2) Purchase more than 10% of the voting securities of any issuer.

       (3) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities), such concentration may occur as a result of changes in the market value of portfolio securities, but such concentration may not result from investment.

       (4) Loan more than 20% of the Funds' portfolio securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities.

       (5) Invest more than 10% of the value of its total assets in illiquid securities including restricted securities, repurchase agreements of over seven days' duration and OTC options.

       (6) Borrow in excess of 5% of its total assets (borrowings are permitted only as a temporary measure for extraordinary or emergency purposes) or pledge (mortgage) its assets as security for an indebtedness.

       (7) Invest more than 5% of its total assets in securities of any issuer which, together with any predecessor, has been in operation for less than three years.

       (8) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

       (9) Purchase or sell commodities or commodities contracts, or interests in oil, gas, or other mineral exploration or development programs provided, however, that the Funds may invest in futures contracts for bona fide hedging transactions, as defined in the General Regulations under the Commodity Exchange Act, or for other transactions permitted to entities exempt from the definition of the term commodity pool operator, as long as, immediately after entering a futures contract no more than 5% of the fair market value of the Funds' assets would be committed to initial margins.

       (10) Purchase securities on margin or effect short sales (except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

       (11) Engage in the business of underwriting securities issued by others or purchase securities, other than time deposits and restricted securities (i.e., securities which cannot be sold without registration or an exemption from registration), subject to legal or contractual restrictions on disposition.

       (12) Make loans to any person or firm except as provided below; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than A by Moody's or S&P, or the equivalent, privately issued and purchased by such entities as banks, insurance companies and investment companies), or
            (ii) the entry into repurchase agreements. However, each of the Funds may lend its portfolio securities to brokers, dealers or other institutional investors deemed by the Advisor, the Trust's manager, pursuant to criteria adopted by the Trustees, to be creditworthy if, as a result thereof, the aggregate value of all securities loaned does not exceed 20% of the value of total assets and the loan is collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Such transactions will comply with all applicable laws and regulations.

       (13) Purchase from or sell portfolio securities to officers, Trustees or other "interested persons" (as defined in the 1940 Act) of the Funds, including its investment manager and its affiliates, except as permitted by the 1940 Act and exemptive Rules or Orders thereunder.

       (14) Issue senior securities.

       (15) Purchase or retain the securities of any issuer if, to the Funds' knowledge, one or more of the officers, directors or Trustees of the Trust, the Advisor or the administrator, individually own beneficially more than one-half of one percent of the securities of such issuer and together own beneficially more than 5% of such securities.

       (16) Purchase the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition and except as permitted pursuant to Section 12(d)(1) of the 1940 Act.

All percentage limitations on investments will apply at the time of the making of an investment and should not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The VA Dividend Capture Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA New Economy Fund, VA Rotating Markets Fund, VA Situs Small Cap Fund and VA Mortgage Securities Fund:

       (1) May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       (2) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       (3) May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       (4) May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       (5) May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

       (6) May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7)         May  pledge,  mortgage  or  hypothecate  any of its  assets  to the
            extent   permitted   by  the  1940  Act,   or  the  rules  or
            regulations   thereunder,   as   such   statute,   rules   or
            regulations may be amended from time to time.

       (8)  May   not   change   its   diversification   status   without
            shareholder approval as required by the 1940 Act.

The fundamental limitations of the VA Dividend Capture Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA New Economy Fund, VA Rotating Markets Fund, VA Situs Small Cap Fund and VA Mortgage Securities Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's nonfundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may  borrow  from any  bank  provided  that  immediately  after  any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

The following are non-fundamental policies of the indicated Fund:

VA Income Equity Fund

o under normal circumstances, the VA Income Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

VA International Equity Fund*

o under normal circumstances, the VA International Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

VA Macro 100 Fund

o under normal circumstances, the VA Macro 100 Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

VA Mid Corp America Fund

o under normal circumstances, the VA Mid Corp America Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in common stocks of mid-cap companies.

o under normal circumstances, the VA Mid Corp America Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in investments in the United States of America.


VA Rotating Markets Fund

o under normal circumstances, the VA Rotating Markets Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) directly, or indirectly through index-based securities, in equity stocks comprising the equity market segment selected by the Advisor.

VA Situs Small Cap Fund*

o under normal circumstances, the VA Situs Small Cap Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies.

VA Mortgage Securities Fund

o under normal circumstances, the VA Mortgage Securities Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.

*The VA International Equity Fund, VA Mortgage Securities Fund and VA Situs Small Cap Fund will provide shareholders with at least 60 days prior  notice of any change in these  policies  as  required  by SEC Rule
35d-1. These policies shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. However, the VA Rotating Markets Fund will propose the same shareholder notice on a voluntary basis.

The following investment limitations of the VA Dividend Capture Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA New Economy Fund, VA Rotating Markets Fund, VA Situs Small Cap Fund and VA Mortgage Securities Fund are non-fundamental policies. The Funds will not:

       (1)  Invest in companies for the purpose of exercising control.

       (2) Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

       (3) Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the prospectus) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

       (4) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

State Insurance Regulations
The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by participating insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manages its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

Voting Information. As used in this SAI, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund or a particular Class of Shares of the Trust or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust or such Fund or such Class, or (b) 67% or more of the Shares of the Trust or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust or such Fund or such Class are represented in person or by proxy.


                           PORTFOLIO TURNOVER

The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.
For the fiscal years ended December 31, 2003 and 2002, the portfolio turnover rates for each of the following Funds were as follows:

Fund                                              2003      2002

VA Dividend Capture Fund.........................87%        70%
VA Growth Fund...................................4%         2%
VA Income Equity Fund............................97%        4%
VA Mid Corp America Fund.........................25%        3%
VA New Economy Fund..............................80%        20%
VA Rotating Markets Fund.........................151%1      113%


1 The increase in this Fund's portfolio turnover rate in 2003 is due to its rotation of investments in index-based securities in accordance with its investment goal and strategies.

VALUATION

NAV is calculated as of the close of the NYSE every Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. The Trust calculates NAV for each of the Funds by valuing securities held based on market value.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith the fair value (the "good faith fair valuation") of portfolio securities held by a Fund. Sometimes a significant event occurring in the period between the close of a particular portfolio security's market and the time at which a Fund calculates its NAV affects the security's value such that its market value cannot be considered "readily available." The Pricing Committee uses reasonable means to identify such potentially significant events, evaluates such events' effect on the value of portfolio securities as compared to the market prices received from pricing sources that may not reflect such events, and makes good faith fair valuations of portfolio securities when significant events affect security valuation.

When a good faith fair value determination of a security is required, consideration is generally given to a checklist of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair value determination of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.


             WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

The following  tables give  information  about each  Independent  Trustee and the senior officers of the Trust. Each Independent Trustee oversees all portfolios of the Trust and serves for an indefinite term. Information about each Independent Trustee is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Independent Trustee from the Trust and the Huntington Fund Complex for its most recent fiscal year. Unless otherwise noted, the business address of each person listed below is c/o 5800 Corporate Drive,
Pittsburgh, Pa. Unless otherwise noted, each officer is elected annually. The Huntington Fund Complex consists of two investment companies: the Trust with 10 portfolios and The Huntington Funds with 19 portfolios. Each Independent Trustee serves as Trustee for all portfolios of the Huntington Fund Complex.

As of April 1, 2004, the Trustees and officers as a group owned less than 1% of Shares of the Trust.

Independent Trustees Background and Compensation



                          Principal Occupations during the past            Total
                          five fiscal years, Previous Position(s)       Compensation
         Name                  and Other Directorships Held           From Trust and
      Birth Date                                                      Huntington Fund
  Positions Held with                                                     Complex
         Trust                                                        (past calendar
  Date Service Began                                                       year)



David S. Schoedinger                                                    $27,250.00
Birth Date: November     Principal Occupation: Since 1965,
27, 1942                 Chairman of the Board, Schoedinger
CHAIRMAN AND TRUSTEE     Funeral Service.  Since 1987, CEO,
Began serving: June      Schoedinger Financial Services, Inc.
1999                     ----------------------------------------





                         Other Directorships Held: None

John M. Shary                                                           $24,750.00
Birth Date: November     Principal Occupations: Retired;
30, 1930                 Formerly:  Member, Business Advisory
-----------------------  Board, HIE-HEALTHCARE.COM (formerly
TRUSTEE                  Hublink, Inc.) (1993-1997)(database
Began serving: June      integration software); Member, Business
1999                     Advisory Board, Mind Leaders, Inc.
                         (formerly DPEC - Data Processing
                         Education Corp.) (1993-1996) (data
                         processing education); Member, Business
                         Advisory Board, Miratel Corporation
                         (1993-1995)(research and development
                         firm for CADCAM); Chief Financial
                         Officer of OCLC Online Computer Library
                         Center, Inc. (1978-1993); Member, Board
                         of Directors, Applied Information
                         Technology Research Center (1987-1990);
                         Member, Board of Directors, AIT
                         (1987-1990) technology.

                         Other Directorships Held:  None


Thomas J. Westerfield                                                   $23,500.00
Birth Date: April 19,    Principal Occupations: Since April
1955                     1993, Of Counsel, Cors & Bassett LLC
-----------------------  (law firm).
TRUSTEE
Began serving: January   Other Directorships Held: None
2001

William R. Wise                                                         $24,000.00
Birth Date: October      Principal Occupations:
20, 1931                 Retired.Corporate Director of Financial
TRUSTEE                  Services and Treasurer, Children's
-----------------------  Hospital, Columbus, Ohio; Associate
Began serving: June      Executive Director and Treasurer,
1999                     Children's Hospital, Columbus, Ohio
                         (1985-1989).

                         Other Directorships Held: None

---------------------------------------------------------------------------------------
*David S. Schoedinger became Chairman of the Funds on April 30, 2003.

OFFICERS**

              Name
           Birth Date
            Address
   Positions Held with Trust
--------------------------------
       Date Service Began           Principal Occupation(s) and Previous Positions
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Daniel B. Benhase                Principal Occupations: Executive Vice President,
Birth Date: November 23, 1959    Private Financial Group, Huntington Bancshares
41 South High Street             Incorporated (June 2000 to present).
Columbus, OH
PRESIDENT                        Previous Positions: Executive Vice President of
Began Serving: August 2001       Firstar Corporation and Firstar Bank, N.A. (prior to
                                 June 2000).

Charles L. Davis, Jr.            Principal Occupations: Vice President, Managing
Birth Date: March 23, 1960       Director of Mutual Fund Services, Federated Services
CHIEF EXECUTIVE OFFICER          Company (October 2002 to present); President,
1001 Liberty Avenue              Edgewood Services, Inc., the Funds' distributor
Pittsburgh, PA                   (March 2004 to present); Officer of various Funds
Began Serving: April 2003        distributed by Edgewood Services, Inc. (December
                                 2002 to present).

                                 Previous Positions: Vice President, Edgewood
                                 Services, Inc. (January 2000 to March 2004);
                                 President, Federated Clearing Services (January 2000
                                 to October 2002); Director, Business Development,
                                 Mutual Fund Services, Federated Services Company
                                 (September 1998 to December 2000).


George M. Polatas                Principal Occupations: Assistant Vice President,
Birth Date: March 3, 1962        Federated Services Company; Vice President and
1001 Liberty Avenue              Assistant Treasurer of various Funds distributed by
Pittsburgh, PA                   Edgewood Services, Inc. (January 1997 to present).
VICE PRESIDENT
Began Serving: July 2003


Bryan C. Haft                    Principal Occupation: Vice President, BISYS Fund
Birth Date: January 23, 1965     Services (June 2000 to present).
3435 Stelzer Road
Columbus, OH                     Previous Position: Director, Client Services, BISYS
TREASURER                        Fund Services (July 1998 to June 2000).
Began Serving: April 2003

Victor R. Siclari                Principal Occupations: Partner, Reed Smith LLP
Birth Date: November 17, 1961    (October 2002 to present).
1001 Liberty Avenue
Pittsburgh, PA                   Previous Positions: Sr. Corporate Counsel and Vice
SECRETARY                        President, Federated Services Company (prior to
Began Serving: August 2002       October 2002).

Ronald J. Corn                   Principal Occupation: Legal and Compliance Officer,
Birth Date: February 10, 1949    The Huntington National Bank (August 1994 to
41 South High Street             present); Chief Compliance Officer, Huntington Asset
Columbus, OH                     Advisors, Inc. (May 2001 to present).
ANTI-MONEY LAUNDERING
COMPLIANCE OFFICER
Began Serving: May 2001
**    Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD

--------------------------------------------------------------------------------------
                                                                           Meetings
                                                                           Held
                                                                           During
                                                                           Last
   Board       Committee                                                   Fiscal
 Committee      Members                   Committee Functions              Year
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Audit       David S.          The purposes of the Audit Committee are to     Three
            Schoedinger       oversee the Trust's accounting and
            John M. Shary     financial reporting policies and
            Thomas J.         practices; to oversee the quality and
            Westerfield       objectivity of the Trust's financial
            William R. Wise   statements and the independent audit
                              thereof; to consider the selection of
                              independent public accountants for the
                              Trust and the scope of the audit; and to
                              act as a liaison between the Trust's
                              independent auditors and the full Board.
                              The Audit Committee also serves as the
                              Qualified Legal Compliance Committee.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
   Board       Committee                  Committee Functions              Meetings
                                                                           Held
                                                                           During
                                                                           Last
                                                                           Fiscal
 Committee      Members                                                    Year
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Nominating  David S.          The purpose of the Nominating Committee is      None
            Schoedinger       to nominate a person or persons to serve
            John M. Shary     as a member of the Board.  The Nominating
            Thomas J.         Committee will consider nominees
            Westerfield       recommended by Shareholders. The
            William R. Wise   Nominating Committee is comprised of all
                              four members of the Board.
                              Recommendations should be submitted to the
                              Nominating Committee in care of Huntington
                              VA Funds.
                              -------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Board       Committee         Committee Functions                          Meetings
             embers                                                        Held
                                                                           During
                                                                           Last
                                                                           Fiscal
Committee   M                                                              Year
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Special     David S.          The purpose of the Special Proxy Voting      None
Proxy       Schoedinger       Committee is to consider and determine how
Voting      John M. Shary     to vote on behalf of the Trust with
            Thomas J.         respect to specific votes referred by the
            Westerfield       Trust's Advisor.
            William R. Wise
--------------------------------------------------------------------------------------

      BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE HUNTINGTON
FAMILY OF INVESTMENT COMPANIES1 AS OF DECEMBER 31, 2003
-------------------------------------------------------------------------
----------------------------------------------------------------------------------------
            (1)                             (2)                           (3)

                                                                Aggregate Dollar Range
                                                                 of Equity Securities
                                                                   in All Registered
                                                                 Investment Companies
                               Dollar Range of Shares Owned     Overseen by Trustee in
      Name of Trustee           in the Huntington VA Funds       the Huntington Family
                                                                of Investment Companies

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
David S. Schoedinger                        $0                       Over $100,000
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
John M. Shary                               $0                     $50,001-$100,000
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Thomas J. Westerfield                       $0                       Over $100,000
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
William R. Wise                             $0                       Over $100,000
----------------------------------------------------------------------------------------


1 The "Huntington Family of Investment Companies" refers to both the Trust and The Huntington Funds, as both the Trust and The Huntington Funds are held out to investors as related entities for investor or investment purposes.

Investment Advisor

On May 12, 2001, The Huntington National Bank reorganized its investment advisory services and created Huntington Asset Advisors, Inc., a separate, wholly owned subsidiary of The Huntington National Bank. Huntington Asset Advisors, Inc. has replaced The Huntington National Bank as the investment advisor to the Huntington VA Funds. Following the reorganization, the management and investment advisory personnel of The Huntington National Bank that provided investment management services to Huntington VA Funds will continue to do so as the personnel of Huntington Asset Advisors, Inc. Additionally, Huntington Asset Advisors, Inc. is wholly owned and otherwise fully controlled by The Huntington National Bank. As a result, this transaction is not an "assignment" of the investment advisory contract (and sub-advisory contract) for purposes of the 1940 Act and, therefore, a shareholder vote is not required.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI") and is deemed to be controlled by HBI. With $30 billion in assets as of December 31, 2003, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under the investment advisory agreements between the Trust and the Advisor (Investment Advisory Agreements), the Advisor, at its expense, furnishes a continuous investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940 Act. In addition, the Advisor makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual  funds,  although  the Board  believes  it will be  comparable  to advisory fees paid by many funds having similar objectives and policies. The Advisor may from time to time agree to voluntarily reduce its advisory fee. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the
Advisor's  advisory  fee  will  lower  the  Fund's  expenses,   and  thus
increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

The Investment Advisory Agreements provide that the Advisor shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of the Advisor.

The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days' written notice, or by the Advisor on 90 days' written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Agreements also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of the Advisor.

Because of the internal controls maintained by the Advisor to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of the Advisor's or its affiliates' lending relationships with an issuer.

Approval of Investment Advisory Agreement. The investment advisory agreement (Agreement) with Huntington Asset Advisors, Inc. was formally considered by the Board at meetings held on July 30, 2003, which included detailed discussions held outside the presence of fund management and the Advisor's personnel. In conducting its review, the Board, all of whom are independent trustees for purposes of the 1940 Act, were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Trust under the Agreement; (2) the Trust's investment performance and expenses under the Agreement, (3) information comparing the Trust's expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of the Advisor with respect to each portfolio in the Trust. In analyzing these factors, the Board reviewed and considered highly detailed expense and performance comparison information provided by Lipper, Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board further reviewed staffing information including the recruiting and retention of qualified investment professionals. The Board also reviewed the investment processes employed by the Advisor with respect to each Fund.

As disclosed elsewhere in this SAI, the Advisor has soft dollar arrangements by which brokers provide research to the Advisor in return for allocating brokerage to such brokers. The Board considered these arrangements. The Board also considered the costs and benefits to affiliates of the Advisor such as costs and benefits associated with the assumption of duties as administrator and custodian to the Trust by Huntington National Bank. Also considered was the business reputation and financial resources of the Advisor and its ultimate corporate parent, Huntington Bancshares Incorporated.

Based on its review, the Board approved continuance of the Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable in light of the Advisor's services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

There are no pension or retirement plans or programs in effect for Trustees of the Trust. No officers of the Trust receive compensation from the Trust or the Funds as officers or employees of the Trust.

The Declaration of Trust for the Trust provides that the Trust will, to the fullest extent permitted by law, indemnify its Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and officers.



Sub-Advisor

The Advisor has delegated daily management of the VA Macro 100 Fund's assets to Laffer Investments, Inc., which is paid by the Advisor and not by the Fund. The address for Laffer Investments, Inc. is 2908 Poston Avenue, Nashville, Tennessee 37203. As of December 31, 2003, Laffer Investments, Inc. has assets under management of approximately $210 million.

Approval of Sub-Advisory Contract

A form of the sub-advisory agreement ("Agreement") with the Sub-Advisor and Huntington Asset Advisors, Inc. was formally considered by the Board at a meeting held on February 11, 2004, which included detailed discussions held outside the presence of fund management and the Advisor's and Sub-Advisor's personnel. In conducting its review, the Board, all of whom are Independent Trustees for purposes of the 1940 Act, were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services to be provided to the Trust under the Agreement; (2) the Sub-Advisor's investment advisory experience, (3) expenses under the Agreement, and (4) information comparing the VA Macro 100 Fund's expenses to that of other comparable mutual funds. The Board further reviewed staffing information about the Sub-Advisor and the investment processes to employed by the Sub-Advisor with respect to the VA Macro 100 Fund.

The Board considered the business reputation of the Sub-Advisor. Based on its review, the Board approved the form of Sub-Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable in light of the Sub-Advisor's services and expenses and such matters as the Board considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

Glass-Steagall Act

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Advisor's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Advisor believes that it possesses the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectus and this SAI and has so represented in the Investment Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Advisor from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Advisor, the Board would review the Trust's relationship with the Advisor and consider taking all action necessary in the circumstances.

Should further legislative, judicial or administrative action prohibit or restrict the activities of the Advisor, its affiliates, and its correspondent banks in connection with customer purchases of Shares of the Trust, such banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its NAV per Share or result in financial losses to any customer.


Voting Proxies on Fund Portfolio Securities

Under rule 206(4)-6 of the Investment Advisers Act of 1940 (the "Act"), it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Funds' portfolios. The Advisor's proxy voting policies and procedures, which are set forth below, govern its voting of such proxies.


Proxy Voting Policies

It is the policy of the Advisor to vote proxies in the best interest of the shareholders of the Huntington Funds and the Huntington VA Funds (the "Funds"). The Advisor will employ an independent third party (currently Institutional Shareholder Service ("ISS")) to (i) research all proxies for which the Advisor has authority to vote, (ii) to recommend a vote according to the guidelines published by the independent third party and according the these Policies, and (iii) to cast a vote consistent with the recommendation of the independent third party, unless the Special Proxy Voting Committee overrides the recommendation of the independent third party.

The President of the Advisor will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with: (i) the Advisor fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer, to the Special Proxy Voting Committee, any proxy vote that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

The following is a summary of the pre-determined proxy voting guidelines adopted by ISS. The Advisor has adopted these guidelines to further the interests of the Funds with respect to proxy voting matters.

1. Operational Matters

Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name
Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
o An auditor has a financial interest in or association with the company, and is therefore not independent
o     Fees for non-audit services are excessive, or
o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

Transact Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse
o     Implement or renew a dead-hand or modified dead-hand poison pill
o Ignore a shareholder proposal that is approved by a majority of the shares outstanding
o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
o Failed to act on takeover offers where the majority of the shareholders tendered their shares
o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees
o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees
o Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Age Limits
Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Director and Officer Indemnification and Liability Protection
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
o     Only if the director's legal expenses would be covered.

Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications.
Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board. Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:
o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties
o     Majority of independent directors on board
o     All-independent key committees
o     Committee chairpersons nominated by the independent directors
o CEO performance reviewed annually by a committee of outside directors
o     Established governance guidelines
o     Company performance.

Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Stock Ownership Requirements
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. The company should determine the appropriate ownership requirement.

Term Limits
Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:
o Long-term financial performance of the target company relative to its industry; management's track record
o     Background to the proxy contest
o     Qualifications of director nominees (both slates)
o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. When voting in favor of the dissidents, we will also vote for reimbursing proxy solicitation expenses.

Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

4. Anti-takeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Appraisal Rights
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.


Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
o     Purchase price
o     Fairness opinion
o     Financial and strategic benefits
o     How the deal was negotiated
o     Conflicts of interest
o     Other alternatives for the business
o     Non-completion risk.

Asset Sales
Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Impact on the balance sheet/working capital
o     Potential elimination of diseconomies
o     Anticipated financial and operating benefits
o     Anticipated use of funds
o     Value received for the asset
o     Fairness opinion
o     How the deal was negotiated
o     Conflicts of interest.

Bundled Proposals
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities
Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
o     Dilution to existing shareholders' position
o     Terms of the offer
o     Financial issues
o     Management's efforts to pursue other alternatives
o     Control issues
o     Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.


Formation of Holding Company
Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
o     The reasons for the change
o     Any financial or tax benefits
o     Regulatory benefits
o     Increases in capital structure
o     Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model
o     Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeeze outs)
Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

Joint Ventures
Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and non-completion risk.

Liquidations
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or
Acquisition
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
o Prospects of the combined company, anticipated financial and operating benefits
o     Offer price
o     Fairness opinion
o     How the deal was negotiated
o     Changes in corporate governance
o     Change in the capital structure
o     Conflicts of interest.

Private Placements/Warrants/Convertible Debentures
Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.
Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.


Spin offs
Votes on spin offs should be considered on a CASE-BY-CASE basis depending on:
o     Tax and regulatory advantages
o     Planned use of the sale proceeds
o     Valuation of spin off
o     Fairness opinion
o     Benefits to the parent company
o     Conflicts of interest
o     Managerial incentives
o     Corporate governance changes
o     Changes in the capital structure.

Value Maximization Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.

Control Share Cash out Provisions
Vote FOR proposals to opt out of control share cash out statutes.

Disgorgement Provisions
Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze out Provisions
Vote FOR proposals to opt out of state freeze out provisions.

Greenmail
Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Anti-takeover Statutes
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:
o It is intended for financing purposes with minimal or no dilution to current Shareholders
o It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.


Recapitalization
Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spin off.

8. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

The ISS model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:
o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),
o     Cash compensation, and
o     Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Director Compensation
Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash
Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.
Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors.
Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o     Historic trading patterns
o     Rationale for the repricing
o     Value-for-value exchange
o     Option vesting
o     Term of the option
o     Exercise price
o     Participation.

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
o     Purchase price is at least 85 percent of fair market value
o     Offering period is 27 months or less, and
o     Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the following apply:
o     Purchase price is less than 85 percent of fair market value, or
o     Offering period is greater than 27 months, or
o     VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing
Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options
Vote CASE-BY-CASE on shareholder proposals advocating the use of performance based stock options (indexed, premium-priced, and performance-vested options), taking into account:
o     Whether the proposal mandates that all awards be performance-based
o Whether the proposal extends beyond executive awards to those of lower-ranking employees
o Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines

Golden and Tin Parachutes
Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:
o The parachute should be less attractive than an ongoing employment opportunity with the firm
o The triggering mechanism should be beyond the control of management
o The amount should not exceed three times base salary plus guaranteed benefits

9. Social and Environmental Issues

   A. Consumer Issues and Public Safety

Animal Rights
Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:
o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products)
o The availability and feasibility of alternatives to animal testing to ensure product safety, and
o     The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:
o The company has already published a set of animal welfare standards and monitors compliance
o The company's standards are comparable to or better than those of peer firms, and
o There are no serious controversies surrounding the company's treatment of animals


Drug Pricing
Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:
o     Whether the proposal focuses on a specific drug and region
o     Whether the economic benefits of providing subsidized drugs
      (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness
o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending
o     Whether the company already limits price increases of its products
o Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries
o     The extent that peer companies implement price restraints

Genetically Modified Foods
Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:
o     The costs and feasibility of labeling and/or phasing out
o The nature of the company's business and the proportion of it affected by the Proposal
o The proportion of company sales in markets requiring labeling or GMO-free products
o     The extent that peer companies label or have eliminated GMOs
o Competitive benefits, such as expected increases in consumer demand for the company's products
o The risks of misleading consumers without federally mandated, standardized labeling
o     Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.
Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.
Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:
o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution
o     The extent that peer companies have eliminated GMOs
o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products
o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs
o The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

Handguns
Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.


Predatory Lending
Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:
o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices
o Whether the company has adequately disclosed the financial risks of its sub-prime business
o Whether the company has been subject to violations of lending laws or serious lending controversies
o     Peer companies' policies to prevent abusive lending practices.

Tobacco
Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:
Second-hand smoke:
o Whether the company complies with all local ordinances and regulations
o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness
o     The risk of any health-related liabilities.
Advertising to youth:
o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations
o Whether the company has gone as far as peers in restricting advertising
o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth
o Whether restrictions on marketing to youth extend to foreign countries
Cease production of tobacco-related products or avoid selling products to tobacco companies:
o     The percentage of the company's business affected
o The economic loss of eliminating the business versus any potential tobacco-related liabilities.
Spin off tobacco-related businesses:
o     The percentage of the company's business affected
o     The feasibility of a spin off
o Potential future liabilities related to the company's tobacco business.

Stronger product warnings:
Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:
Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

   B. Environment and Energy

Arctic National Wildlife Refuge
Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:
o     Whether there are publicly available environmental impact reports;
o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
o     The current status of legislation regarding drilling in ANWR.

CERES Principles
Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:
o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES
o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills
o Environmentally conscious practices of peer companies, including endorsement of CERES
o     Costs of membership and implementation.

Environmental Reports
Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming
Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:
o     The company's level of disclosure lags that of its competitors, or
o The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
o     The nature of the company's business and the percentage affected
o     The extent that peer companies are recycling
o     The timetable prescribed by the proposal
o     The costs and methods of implementation
o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy
Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:
o     The nature of the company's business and the percentage affected
o The extent that peer companies are switching from fossil fuels to cleaner sources
o     The timetable and specific action prescribed by the proposal
o     The costs of implementation
o     The company's initiatives to address climate change
Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

   C. General Corporate Issues

Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:
o     The relevance of the issue to be linked to pay
o The degree that social performance is already included in the company's pay structure and disclosed
o The degree that social performance is used by peer companies in setting pay
o Violations or complaints filed against the company relating to the particular social performance measure
o Artificial limits sought by the proposal, such as freezing or capping executive pay
o     Independence of the compensation committee
o     Current company pay levels.

Charitable/Political Contributions
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
o The company is in compliance with laws governing corporate political activities, and
o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees
      (PACs) are strictly voluntary and not coercive.
Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.
Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

   D. Labor Standards and Human Rights

China Principles
Vote AGAINST proposals to implement the China Principles unless:
o There are serious controversies surrounding the company's China operations, and
o The company does not have a code of conduct with standards similar to those promulgated by the International Labor
      Organization (ILO).

Country-specific human rights reports
Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:
o     The nature and amount of company business in that country
o     The company's workplace code of conduct
o     Proprietary and confidential information involved
o Company compliance with U.S. regulations on investing in the country
o     Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards
Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
o Agreements with foreign suppliers to meet certain workplace standards
o     Whether company and vendor facilities are monitored and how
o     Company participation in fair labor organizations
o     Type of business
o     Proportion of business conducted overseas
o     Countries of operation with known human rights abuses
o Whether the company has been recently involved in significant labor and human rights controversies or violations
o     Peer company standards and practices
o     Union presence in company's international factories
Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:
o The company does not operate in countries with significant human rights violations
o The company has no recent human rights controversies or violations, or
o The company already publicly discloses information on its vendor standards compliance.


MacBride Principles
Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

o Company compliance with or violations of the Fair Employment Act of 1989
o Company anti-discrimination policies that already exceed the legal requirements
o     The cost and feasibility of adopting all nine principles
o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)
o     The potential for charges of reverse discrimination
o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted
o     The level of the company's investment in Northern Ireland
o     The number of company employees in Northern Ireland
o     The degree that industry peers have adopted the MacBride
      Principles
o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

   E. Military Business

Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information.
Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:
o Whether the company has in the past manufactured landmine components
o     Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:
o     What weapons classifications the proponent views as cluster bombs
o Whether the company currently or in the past has manufactured cluster bombs or their components
o     The percentage of revenue derived from cluster bomb manufacture
o     Whether the company's peers have renounced future production

Nuclear Weapons
Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

Space-Based Weaponization
Generally vote FOR reports on a company's involvement in space-based weaponization unless:
o     The information is already publicly available or
o     The disclosures sought could compromise proprietary information.

   F. Workplace Diversity

Board Diversity
Generally vote FOR reports on the company's efforts to diversify the board, unless:
o The board composition is reasonably inclusive in relation to companies of similar size and business or
o The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
o     The degree of board diversity
o     Comparison with peer companies
o     Established process for improving board diversity
o     Existence of independent nominating committee
o     Use of outside search firm
o     History of EEO violations.

Equal Employment Opportunity (EEO)
Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:
o     The company has well-documented equal opportunity programs
o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
o The company has no recent EEO-related violations or litigation. Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling
Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:
o The composition of senior management and the board is fairly inclusive
o The company has well-documented programs addressing diversity initiatives and leadership development
o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
o The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation
Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:
o Whether the company's EEO policy is already in compliance with federal, state and local laws
o Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees
o The industry norm for including sexual orientation in EEO statements
o Existing policies in place to prevent workplace discrimination based on sexual orientation
Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. Mutual Fund Proxies

Election of Directors
Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:
o     Board structure
o     Director independence and qualifications
o     Attendance at board and committee meetings.

Votes should be withheld from directors who:
o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
o Ignore a shareholder proposal that is approved by a majority of shares outstanding
o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
o Are interested directors and sit on the audit or nominating committee, or
o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Convert Closed-end Fund to Open-end Fund
Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
o     Past performance as a closed-end fund
o     Market in which the fund invests
o     Measures taken by the board to address the discount
o     Past shareholder activism, board activity
o     Votes on related proposals.

Proxy Contests
Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Past performance relative to its peers
o     Market in which fund invests
o     Measures taken by the board to address the issues
o Past shareholder activism, board activity, and votes on related proposals
o     Strategy of the incumbents versus the dissidents
o     Independence of directors
o     Experience and skills of director candidates
o     Governance profile of the company
o     Evidence of management entrenchment

Investment Advisory Agreements
Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Proposed and current fee schedules
o     Fund category/investment objective
o     Performance benchmarks
o     Share price performance compared to peers
o     Resulting fees relative to peers
o     Assignments (where the advisor undergoes a change of control).

Approve New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals
Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Stated specific financing purpose
o     Possible dilution for common shares
o     Whether the shares can be used for anti-takeover purposes.


Investment Company Act of 1940 Act Policies
Votes on the Investment Company Act of 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Potential competitiveness
o     Regulatory developments
o     Current and potential returns
o     Current and potential risk.
Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Change Fundamental Restriction to Non-fundamental Restriction
Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:
o     The fund's target investments
o     The reasons given by the fund for the change
o     The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Non fundamental
Vote AGAINST proposals to change a fund's fundamental investment objective to Non-fundamental.

Name Change Proposals
Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Political/economic changes in the target market
o     Consolidation in the target market
o     Current asset composition

Change in Fund's Sub-classification
Votes on changes in a fund's sub-classification should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Potential competitiveness
o     Current and potential returns
o     Risk of concentration
o     Consolidation in target industry

Disposition of Assets/Termination/Liquidation
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o     Strategies employed to salvage the company
o     The fund's past performance
o     Terms of the liquidation.

Changes to the Charter Document
Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:
o     The degree of change implied by the proposal
o     The efficiencies that could result
o     The state of incorporation
o     Regulatory standards and implications.
Vote AGAINST any of the following changes:
o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
o Removal of shareholder approval requirement for amendments to the new declaration of trust
o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
o Removal of shareholder approval requirement to engage in and terminate sub-advisory arrangements
o Removal of shareholder approval requirement to change the domicile of the fund

Change the Fund's Domicile
Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:
o     Regulations of both states
o     Required fundamental policies of both states
o     increased flexibility available.

Authorize the Board to Hire and Terminate Sub-advisors Without
Shareholder Approval
Vote AGAINST proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.

Distribution Agreements
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o     Fees charged to comparably sized funds with similar objectives
o     The proposed distributor's reputation and past performance
o     The competitiveness of the fund in the industry
o     Terms of the agreement.

Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.

Mergers
Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
o     Resulting fee structure
o     Performance of both funds
o     Continuity of management personnel
o Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate Investment Advisor
Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:
o     Performance of the fund's NAV
o     The fund's history of shareholder relations
o     The performance of other funds under the advisor's management.

V. Recordkeeping

In accordance with Rule 204-2, as amended, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC's EDGAR system (instead of keeping its own copies), and may rely on proxy statements and records of its votes cast that are maintained with an independent third party such as ISS, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

Conflicts of Interest

The Advisor will ensure that proxy votes are voted in the Funds' best interest and are not affected by the Advisor's conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party's pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor. For proxy votes for which the Advisor overrides the recommendation of the independent third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.

Portfolio Transactions

The Advisor may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to the Advisor and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by the Advisor. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment advisor on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Trust.

As part of its regular banking operations, Huntington Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of the Advisor. Bank. The lending relationship will not be a factor in the selection of securities for the Funds.

Brokerage Allocation and Other Practices

Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, the Advisor, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Advisor receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to the Advisor is not reduced because the Advisor and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, the Advisor may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. The Advisor's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

On December 31, 2003, certain Funds owned securities of the following regular broker/dealers:

-------------------------------------------------------------------------------
          Fund                           Security                    Holdings
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
VA Dividend Capture Fund      Preferred Stock Morgan Stanley         $322,320
                                 Capital Trust II, 7.250%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
VA Dividend Capture Fund       Common Stock Citigroup, Inc.          $291,240
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     VA Growth Fund            Common Stock Citigroup, Inc.          $365,409
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  VA Income Equity Fund        Common Stock Citigroup, Inc.          $451,422
-------------------------------------------------------------------------------

Code of Ethics
Each of the Trust, the Advisor, the Sub-Advisor and the Distributor maintain Codes of Ethics which permit Fund Trustees and certain employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain preclearance and blackout provisions that minimize potential conflicts of interest. Although they do permit these people to trade in securities, including those that the Trust could buy, they also contain significant safeguards designed to protect the Trust and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.

Administrator

Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal services) necessary to operate the Fund. Federated provides these at the following annual rate:

--------------------------------------------------
     Maximum        Average Aggregate Daily Net
Administrative Fee      Assets of the Funds
--------------------------------------------------
--------------------------------------------------
    .075 of 1%          on the first 4 billion
--------------------------------------------------
--------------------------------------------------
    .07 of 1%           on the next $3 billion
--------------------------------------------------
--------------------------------------------------
    .065 of 1%         on assets in excess of
                              $7 billion
--------------------------------------------------

The administrative fee received during any fiscal year shall be at least $50,000 per Fund.

Sub-Administrator

Huntington Bank serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Huntington Bank receives a fee at the following annual rate of the average daily net assets of the Funds.

--------------------------------------------------
       Maximum          Average Daily Net Assets
Sub-Administrative Fee        of the Funds
--------------------------------------------------
--------------------------------------------------
        .060%             on the first $4 billion
--------------------------------------------------
--------------------------------------------------
        .055%             on the next $3 billion
--------------------------------------------------
--------------------------------------------------
        .050%             on assets in excess of
                                $7 billion
--------------------------------------------------


Financial Administrator

Huntington Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds. For its services, Huntington Bank receives a fee equal to 0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of Shares (existing prior to December 1, 2001) of any Fund having more than one class of Shares.

Expenses

The Trust's service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

Distributor

The Fund's Distributor, Edgewood Services Inc., ("Distributor") offers Shares on a continuous, best-efforts basis and markets the Shares to institutions or to individuals, directly or through investment professionals. No compensation was paid to the Distributor during the fiscal year ended December 31, 2003. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.

Custodian

For each of the Funds, Huntington Bank acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, the Advisor is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the Funds. In addition, Huntington Bank is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

Sub-Custodian

State Street Bank and Trust Company, whose address is Two Heritage Drive, Quincy, Massachusetts 02171, serves as the sub-custodian for the International Equity Fund.

Transfer Agent and Dividend Disbursing Agent

Unified   Fund   Services,   Inc.,   whose   address  is  P.O.  Box  6110
Indianapolis, IN 46206-6110, serves as the transfer agent and dividend disbursing agent for the Trust.


Independent Auditors

As of March 2, 2004, Ernst & Young LLP, whose address is 1100
Huntington Center, 41 South High Street, Columbus, Ohio 43215, began serving as the independent auditors for the Trust. Prior to that time, KPMG LLP served as the independent auditors.


Legal Counsel

Ropes & Gray LLP, 700 12th Street, NW, Suite 900, Washington, D.C. 20005, are counsel to the Trust and will pass upon the legality of the Shares offered hereby.


                  FEES PAID BY THE FUNDS FOR SERVICES*
------------------------------------------------------------------------------------------------------------
                 VA Dividend Capture Fund            VA Growth Fund             VA Income Equity Fund
                                              --------------------------------------------------------------
              ----------------------------------------------------------------------------------------------
                 For the fiscal year ended     For the fiscal year ended      For the fiscal year ended
                       December 31,                   December 31,                   December 31,
              ----------------------------------------------------------------------------------------------
              ----------------------------------------------------------------------------------------------
                 2003       2002      2001       2003     2002     2001       2003       2002       2001
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Advisory Fee   $57,195     $7,790     $256     $43,311   $11,654  $1,041     $87,639    $37,647   $25,229
   Earned
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Administration  $7,149      $974       $59      $5,414   $1,457    $240      $10,995    $4,706     $5,868
 Fee Earned
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Sub-Administrative $5,719      $779       N/A      $4,331   $1,165     N/A      $8,764     $3,675      N/A
 Fee Earned
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
    Fund        $5,290     $1,417    $1,301     $4,297   $1,445    $496      $7,436     $3,297      $755
 Accounting
 Fee Earned
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Reimbursements  $(656)    $14,403   $(6,600)    $(59)    $10,939    $ -        $ -      $26,723   $(6,097)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  Brokerage    $58,360    $18,402    $1,635    $16,267   $8,877   $1,681     $76,328    $18,025    $6,192
 Commissions
    Paid*
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                 VA Mid Corp America Fund          VA New Economy Fund         VA Rotating Markets Fund
                                              --------------------------------------------------------------
              ----------------------------------------------------------------------------------------------
                 For the fiscal year ended      For the fiscal year ended      For the fiscal year ended
                       December 31,                   December 31,                   December 31,
              ----------------------------------------------------------------------------------------------
              ----------------------------------------------------------------------------------------------
                 2003       2002      2001       2003      2002      2001     2003       2002       2001
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Advisory Fee   $37,641     $9,002     $276     $10,275    $2,547     $264    $14,316    $2,624      $259
   Earned
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Administration  $4,705     $1,125      $63      $1,284     $318      $61     $1,789      $328       $60
 Fee Earned
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Sub-Administrati$3,764      $900       N/A      $1,027     $255      N/A     $1,432      $262       N/A
 Fee Earned
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
    Fund        $3,873     $1,558      $58      $1,934    $1,214     $58     $2,201     $1,081      $57
 Accounting
 Fee Earned
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Reimbursements  $(221)    $14,256   $(7,300)    $(929)    $9,219   $(7,000) $(1,395)    $9,293    $(7,000)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  Brokerage    $15,254    $10,883     $698      $8,509    $2,987     $779    $13,589    $2,065       $0
 Commissions
    Paid*
------------------------------------------------------------------------------------------------------------


* VA Income Equity Fund commenced operations on October 21, 1999; VA Growth Fund commenced operations on May 1, 2001; and VA Rotating Markets Fund, VA Dividend Capture Fund, VA Mid Corp America Fund and VA New Economy Fund commenced operations on October 15, 2001. Therefore, the fees reflect these shortened periods of operations. Also, because the VA Dividend Capture Fund , VA Growth Fund, VA Mid Corp America Fund, VA New Economy Fund and VA Rotating Markets Fund, did not operate for a full year in 2001, their brokerage commission amounts were lower in that year.

Since May 1, 2002, The Huntington National Bank has subcontracted with BISYS Fund Services Ohio, Inc. for fund accounting services. Prior thereto, State Street Bank and Trust Company was providing sub-fund accounting services. Prior to December 1, 2001, The Huntington National Bank was administrator for the Funds and SEI Investments Mutual Fund Services was sub-administrator.

                     Principal Holders of Securities

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of Shares of any Fund. Huntington Asset Advisors, Inc. is a wholly owned subsidiary of The Huntington National Bank. The Huntington National Bank, a national banking association, is an indirect wholly-owned subsidiary of Huntington Bancshares Incorporated, a bank holding company organized under the laws of Ohio. By virtue of Huntington Asset Advisors, Inc.'s. affiliation with The Huntington National Bank, Huntington Asset Advisors, Inc. may be deemed to control the Funds.

 As of April 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:



----------------------------------------------------------------------------------------------------
           Fund                 Shareholder Name          Shares Owned         Percentage Owned
                                     Address
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 VA Dividend Capture Fund    Hartford Life Insurance        1,732,513               97.46%
                                     Company
                                  P.O. Box 2999
                               Hartford, CT 06104
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
      VA Growth Fund         Hartford Life Insurance        1,596,991               97.25%
                                     Company
                                  P.O. Box 2999
                               Hartford, CT 06104
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
   VA Income Equity Fund       Hartford Life Seed           2,276,726               98.80%
                                     Account
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 VA Mid Corp America Fund    Hartford Life Insurance         911,631                96.43%
                                     Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    VA New Economy Fund            Carey & Co.               20,000                  6.95%
                              41 South High Street
                               Columbus, OH 43215
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    VA New Economy Fund      Hartford Life Insurance         261,842                90.94%
                                     Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 VA Rotating Markets Fund    Hartford Life Insurance         433,142                93.75%
                                     Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
----------------------------------------------------------------------------------------------------


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
                           SHAREHOLDER RIGHTS

The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of Shares of beneficial interest, representing interests in separate portfolios of securities. The Shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established one class of Shares in the Funds.

All shareholders are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional share held.
Shareholders of the Trust will vote in the aggregate and not by Fund except as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund.

The rights of shareholders cannot be modified without a majority vote.

The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding Shares of the Trust. Upon written request by the holders of shares representing 1% of the outstanding Shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

Under Massachusetts law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Shareholder inquiries regarding the Funds should be directed to the Trust, c/o Unified Fund Services, Inc., P.O. Box 6110 Indianapolis, IN 46206-6110.


     ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS

Shares of the Funds may be purchased, exchanged and redeemed only by contacting a participating insurance company.

In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. Only New Technology Medallion imprints will be accepted as signature guarantees.


Other Purchase Information

Purchases are made at NAV. If at any time the right to purchase Shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional Shares and have dividends reinvested.

Other Exchange Information

Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a signature guarantee.

Unless  otherwise  specified  in  writing,   the  existing   registration
relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

Exchanges will not be available for shares purchased by check until the check has cleared.

Other Redemption Information

If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a signature guarantee) to the Trust, c/o Huntington National Bank, P.O. Box 6110 Indianapolis, IN 46206-6110.

Proceeds from the redemption of shares purchased by check will not be available until the check has cleared.


                                  TAXES

It is intended that each Fund qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

       (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

       (b) distribute with respect to each taxable year at least 90% of the sum of its "investment company taxable income" (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and its tax-exempt interest income (less deductions attributable to that income) for such year, if any; and

       (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as regulated investment company that is accorded special tax treatment.

If a Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund may be subject to a 4% excise tax on the under-distributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

For a discussion of the tax consequences of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earning from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable annuity contracts held in the Funds. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not in accordance with regulations prescribed by the Treasury department, adequately diversified. Disqualification of the variable annuity contract as an annuity contract would result in immediate imposition of federal income tax on variable contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

A Fund will meet the diversification requirements if no more than 55% of the value of its assets is represented by any one investment, no more than 70% of the value of its assets is represented by any two investments, no more than 80% of the value of its assets is represented by any three investments, and no more than 90% of the value of its assets is represented by any four investments. For purposes of this rule, all securities of the same issuer, all interests in a single real estate project, and all interests in the same commodity are treated as a single investment, but each government agency or instrumentality is treated as separate issuer. Alternatively, a Fund will be treated as meeting this requirement for any quarter of its taxable year if, as of the close of such quarter, the Fund meets the diversification requirements applicable to regulated investment companies generally (described above) and no more than 55% of the value of it total assets consists of cash and cash items (including receivables), U.S. Government securities, and securities of other regulated investment companies.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by a Fund for the purpose of meeting the diversification test if the Fund meets certain requirements. Each Fund will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of such Fund's assets. It is possible that, in order to comply with the diversification requirements, less desirable investment decisions may be made which could affect the investment performance of such Fund.

The above discussion of the federal income tax treatment of the Funds assumes that all the insurance company accounts holding Shares of a Fund are either segregated asset accounts underlying variable contacts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code. Additional tax consequences may apply to holders of variable contracts investing in a Fund if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on a disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders of a regulated investment company, such as the separate accounts that own shares of the Funds, are not excepted from this filing requirement even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may provide an exception from this reporting requirement to shareholders of most or all regulated investment companies.

The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative, judicial or administrative action and such changes may be retroactive. In particular, if the tax on dividends paid out of earnings previously taxed at the corporate level is reduced or eliminated, this may reduce the value of, and thus the return on, previously issued debt obligations and similar securities which are part of certain of the Funds. This change could reduce the net asset value of, and distributions made by, these Funds. However, since Fund shares are expected to be owned in connection with variable annuity accounts, the reduction or elimination of the tax on such dividends will likely not affect the tax discussion above.

In addition, the foregoing is only a summary of some of the important federal tax considerations generally affecting holders of variable annuity contracts investing in a Fund. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or of the holders of such variable contracts, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors are urged to consult with their tax advisers with specific reference to their own tax situation, including the potential application of state, local, and (if applicable) foreign taxes.

                       DIVIDENDS AND DISTRIBUTIONS

Each of the Funds will declare and distribute dividends from net investment income, if any, and will distribute its net realized capital gains, if any, at least annually.

                         PERFORMANCE INFORMATION

Generally, the Funds will advertise average annual total returns

                                        ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

In accordance with SEC guidelines, the average annual total return for each class of shares is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

In accordance with SEC guidelines, the yield for each class of shares of a Fund is computed by dividing the net investment income per share earned during the period by the maximum offering price

                                        a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                         cd

per share on the last day of the period, according to the following formula:

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

In accordance with SEC guidelines, the tax-equivalent yield for each class of the Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt. The average annual total returns for each of the following Funds for the one-year, five-year and ten-year periods, and for the life of the respective Fund through December 31, 2003, were as follows:

-------------------------------------------------------------------------------------------------
                                Fiscal Year      Five Years    Ten Years Ended     Inception
                                   Ended      Ended 12/31/2003    12/31/2003        through
Fund                             12/31/2003                                        12/31/2003
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                   21.36%           N/A              N/A            10.32%1
VA Dividend Capture Fund
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
VA Growth Fund                     15.95%           N/A              N/A           (5.94)% 2
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
VA Income Equity Fund              18.43%           N/A              N/A             3.32%3
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
VA Mid Corp America Fund           29.63%           N/A              N/A            10.92%1
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
VA New Economy Fund                31.56%           N/A              N/A            10.14%1
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
VA Rotating Markets Fund           24.35%           N/A              N/A             4.53%1
-------------------------------------------------------------------------------------------------


(1) Since 10/15/01
(2) Since 5/1/01
(3) Since 10/21/99

                          FINANCIAL STATEMENTS

The audited financial statements of the Funds for the year ended December 31, 2003, and the report of KPMG LLP, independent certified public accountants, are incorporated herein by reference from the Trust's Annual Report to Shareholders for the year ended December 31, 2003, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.

                           INVESTMENT RATINGS

The NRSROs that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's, S&P, Fitch Ratings ("Fitch"), Duff & Phelps, and Thomson BankWatch, Inc. ("TBW"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.


Moody's Long-Term Debt Ratings
(Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The  underlying  issuer/obligor/guarantor  has  other  outstanding debt rated A by S&P or Moody's.



S&P Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.


Fitch Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.






MOODY'S Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard & Poor's Short-Term Municipal Obligation Ratings
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.
SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


Fitch Short-Term Debt Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.


Moody's Short-Term Municipal Obligation Ratings
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


TBW Short-Term Debt Ratings
TBW assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BANKWATCH Issuer Ratings. There is one major difference, however: the Short-Term Debt Ratings put a greater emphasis on the likelihood of government support.


TBW ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

o     Government guarantees
o     Government or quasi-government ownership or control
o     The degree of concentration in the banking system
o     Government precedent

As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be "pass/fail" but rather to provide a relative indication of creditworthiness. Therefore, obligations rated TBW-3 are still considered investment-grade.

These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

TBW-1 or LC-1 - The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 or LC-2 - The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 or LC-3 - The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 or LC-4 - The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


ADDRESSES

Equity Funds
Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Small Cap Fund

Income Fund
Huntington VA Mortgage Securities Fund

5800 Corporate Drive
Pittsburgh, PA  15237-7010

Distributor
Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Investment Advisor
Huntington Asset Advisors, Inc.
41 South High Street
Columbus, OH  43287

Custodian and Fund Accountant
The Huntington National Bank
41 South High Street
Columbus, OH  43287

Sub-Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN  46206-6110

Independent Auditors
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215

Cusip 446771305                            Cusip 446771503
Cusip 446771206                            Cusip 446771602
Cusip 446771107                            Cusip 446771701
Cusip 446771800                            Cusip 446771883
Cusip 446771875                            Cusip 446771867





Part C.           Other Information

Item 23.          Exhibits:

(a) Conformed copy of Declaration of Trust of the Registrant, dated June 30, 1999; (1)

(b)   Copy of By-Laws of Registrant, dated July 21, 1999; (1)

(c) (i) Copy of Certificate of Designation of Series of Shares of the Registrant, dated July 21, 1999; (1)
   (ii) Conformed copy of Certificate of
        Designation of Series of Shares of the Registrant, dated
        March 8, 2004 ; (8)

(d)(i) Conformed copy of Investment Advisory Agreement of the Registrant including Exhibit A, dated May 12, 2001; (3)
   (ii) Conformed copy of Amendment to Investment Advisory Agreement of the Registrant, dated October 16, 2001; (5)
  (iii) Conformed copy of Investment Advisory Contract Letter Agreement, dated February 14, 2003; (6)
  (iv) Conformed copy of Investment Advisory Contract Letter Agreement, dated April 15, 2004; (8)
  (v) Form of Exhibit A to the Investment Advisory Agreement of the Registrant, by and between Huntington VA Funds and Huntington Asset Advisors, Inc., dated May 12, 2001, as amended April 30, 2004; (8)
  (vi) Form of Subadvisory Agreement by and among Huntington VA Funds, Huntington Asset Advisors, Inc. and Laffer Investments, Inc., dated April 30, 2004; (8)

(e) (i) Conformed copy of Distributor's Contract of
        Registrant, dated December 1, 2001; (8)
   (ii) Conformed copy of Amendment to Distributor's Contract of the Registrant, dated October 1, 2003; (7)
  (iii) Conformed copy of Amendment to Distributor's Contract of the Registrant, dated November 12, 2003; (7)
   (iv) Conformed copy of Exhibit A to the Distributor's Contract of the Registrant, dated March 8, 2004; (8)
    (v) Conformed copy of Exhibit B to the Distributor's Contract of the Registrant, dated March 8, 2004; (8)
   (vi) Conformed copy of Exhibit C to the Distributor's Contract of the Registrant, dated March 8, 2004; (8)
  (vii) Conformed Copy of Exhibit D to the Distributor's
        Contract of the Registrant, dated April 30, 2003; (8)
 (viii) Conformed copy of Exhibit E to the Distributor's
        Contract of the Registrant, dated March 8, 2004; (8)
  (ix) Conformed copy of Administrative Services Agreement dated December 1, 2001; (4)
   (x) Conformed copy of Sub-Administrative Services Agreement dated December 1, 2001; (4)
  (xi)  Conformed copy of First Amendment to Administrative
        Services Agreement between Huntington VA Funds and Hartford Life Insurance Company, dated September 2002; (8)

(f)     Not applicable;

(g) (i) Conformed copy of Custodian Agreement of the
        Registrant, dated October 15, 1999; (4)
   (ii) Conformed copy of Amendment to Custodian Agreement of the Registrant, dated October 16, 2001; (5)
  (iii) Form of Custodian Agreement dated March 2, 1002, between The Huntington Funds and State Street Bank and Trust Company; (8)

(h) (i) Conformed copy of Mutual Fund Services Agreement for Transfer Agency Services, dated March 12, 2002; (4)
   (ii) Conformed copy of Amendment to Mutual Fund Services
        Agreement for Transfer Agency Services, dated March 12, 2002; (7)
  (iii) Copy of Exhibit A to the Mutual Fund Services
        Agreement for Transfer Agency Services, effective as of March 12, 2002 and revised as of April 30, 2004; (8)
  (iv)  Conformed copy of Financial Administration and Accounting
        Services Agreement, dated December 1, 2001; (4)
   (v)  Copy of Exhibit A to Financial Administration and
        Accounting Services Agreement, amended April 30, 2004; (8)
  (vi) Conformed copy of Sub-Financial Administration and Accounting Services Agreement, dated December 1, 2001; (4)
 (vii)  Conformed copy of Fund Participation Agreement among
        Huntington VA Funds, Huntington Asset Advisors, Inc.,
        Edgewood Services, Inc. and Hartford Life Insurance
        Company, dated November 1, 2003; (8)
(viii)  Conformed copy of Fund Participation Agreement among
        Huntington VA Funds, Edgewood Services, Inc., Huntington
        Asset Advisors, Inc., and Transamerica Life Insurance
        Company, dated December 1, 2003; (8)

(i) Conformed copy of Opinion and Consent of Counsel as to legality of Shares being registered; (8)

(j) (i) Conformed copy of Independent Auditors Consent; (8)
   (ii) Conformed copy of Independent Auditors Consent for
        Ernst & Young LLP; (+)
  (iii) Consent of Ropes & Gray; (8)

(k)     Not applicable;

(l)     Copy of Initial Capital Understanding; (1)

(m)     Not Applicable

(n)     Not Applicable

(o) (i) Conformed copy of Power of Attorney for Charles L. Davis, Jr., Daniel B. Benhase, Bryan C. Haft, David R. Carson, David S. Schoedinger, John M. Shary, Thomas J. Westerfield and
        William R. Wise; (8)
   (ii) Conformed copy of Power of Attorney for George M. Polatas; (7)
(p) (i) Code of Ethics for the Registrant; (3)
   (ii) Code of Ethics for The Huntington National Bank; (3)
  (iii) Code of Ethics for Huntington Asset Advisors, Inc; (7)
   (iv) Code of Ethics for Federated Investors; (7)
    (v) Code of Ethics for Laffer Investment, Inc.; (7)

____________________________________________________________________________
+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrations Initial Registration Statement on form N-1A filed on July 21, 1999. (File Nos. 333-83397 and 811-09481)

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on April 28, 2000. (File Nos. 333-83397 and 811-09481)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on February 16, 2001. (File Nos. 333-83397 and 811-09481)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed on April 25, 2002. (File Nos. 333-83397 and 811-09481)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on February 28, 2003. (File Nos. 333-83397 and 811-09481)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No.6 on Form N-1A filed on April 28, 2003. (File Nos. 333-83397 and 811-09481)

7.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 7 on Form N-1A filed on February 2, 2004. (File Nos. 333-83397 and 811-09481)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed on April 29,2004. (File Nos. 333-83397 and 811-09481)

Item 24. Persons Controlled by or Under Common Control with the Registrant:

            None

Item 25. Indemnification

     Indemnification  of  Registrant's  Trustees  and  officers  is  provided by
Section 4.3 of Registrant's Declaration of Trust, which is incorporated by reference as Exhibit (a), to the fullest extent permitted by law, against all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which any Trustee or officer became involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amount paid or incurred in the settlement thereof. Indemnification of Registrant's distributor, custodian and transfer agent against certain losses is provided for, respectively, in the Distribution Agreement, the Custodian Contract, and the Transfer Agency Agreement. The
Registrant has obtained from a majority insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and release 11330 under the Investment Company Act of 1940 in connection with any indemnification. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connection of the Investment Advisor.

          Huntington Asset Advisors, Inc., ("Huntington") serves as the investment adviser to the Registrant. Huntington is a wholly owned subsidiary of The Huntington National Bank ("HNB"). Huntington conducts a variety of trust activities. To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HNB.


                                    POSITION WITH HUNTINGTON
      NAME                          ASSET ADVISORS, INC.

      B. Randolph Bateman           President and
                                    Chief Investment Officer

      Christopher M. Rowane         Senior Vice President

      Kirk Mentzer                  Senior Vice President

      James J. Gibboney, Jr.        Senior Vice President

      Paul Koscik                   Vice President

      Madelynn Matlock              Vice President

      Craig J. Hardy                Vice President

      Christopher G. Cwiklinski     Vice President

      Dr. Bernard Shinkel           Vice President

      William G. Doughty            Vice President

      Kathy Stylarek                Vice President

      Ronald J. Corn                Secretary and Chief
                                    Compliance Officer

      David Castor                  Treasurer and Chief
                                    Financial Officer

Item 27.    Principal Underwriters:

            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                  Banknorth Funds, BBH Fund, Inc., BBH Trust, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc., Golden Oak(R)Family of Funds, Hibernia Funds, The Huntington Funds, Huntington VA Funds, Marshall Funds, Inc., MTB Group of Funds, The Provident Riverfront Funds, and WesMark Funds.

           (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Charles L. Davis, Jr.         President,
5800 Corporate Drive          Edgewood Services, Inc.               --
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive                --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director and Secretary,               --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                       --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,                  --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,                  --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

 (c)  Not applicable

Item 28.    Location of Accounts and Records:

            The Huntington Funds                41 South High Street
                                                Columbus, Ohio  43287
                                                (Notices should be sent to
                                                the Agent for Service at the
                                                address above)

            Edgewood Services, Inc.             5800 Corporate Drive
            ("Distributor")                     Pittsburgh, PA  15237-7010

            Federated Services Company          Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            Huntington Asset Advisors, Inc.     41 South High Street
            ("Advisor")                         Columbus, Ohio  43287

            The Huntington National Bank        41 South High Street
            ("Custodian" and "Sub-              Columbus, Ohio  43287
            Administrator")

            Unified Fund Services, Inc          P.O. Box 6110
            ("Transfer Agent and Dividend       Indianapolis, IN 46206-6110
            Disbursing Agent")

            BISYS Fund Services Ohio, Inc.      3435 Stelzer Road
            ("Sub-Fund Accountant")             Suite 1000
                                                Columbus, OH  43219

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:  Not applicable.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, HUNTINGTON VA FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of April, 2004.

                               HUNTINGTON VA FUNDS

                  BY: /s/ Alicia G. Powell
                  Assistant Secretary
                  April 30, 2004

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                      DATE

By: /s/ Alicia G. Powell          Attorney In Fact         April 30, 2004
    Alicia G. Powell              For the Persons
    ASSISTANT SECRETARY           Listed Below


    Daniel B. Benhase*            President
                                  (Principal Executive Officer)

    Brian C. Haft*                Treasurer
                                  (Principal Financial Officer)

    Charles L. Davis, Jr.*        Chief Executive Officer

    George M. Polatas*            Vice President

    David S. Schoedinger*         Trustee

    John M. Shary*                Trustee

    Thomas J. Westerfield*        Trustee

    William R. Wise*              Trustee


* By Power of Attorney filed herewith